Impairments (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Impairment of long term contractual agreement									$ 0		$ 1,904,982		$ 0
Impairment of goodwill									0		88,247		0
Impairment of intangible									0		256,666
Impairment of long-lived assets	$ 0	$ 0	$ 1,870,885	$ 0	$ 6,745,116	$ 908,456	$ 4,470,781	$ 0	1,870,885	[1],[2]	12,124,353	[1],[2]	0	[1],[2]
Impairment of long-lived assets									1,870,885		9,874,458		$ 0
Prepaid expenses
Property, Plant and Equipment [Line Items]
Impairment of long term contractual agreement											1,080,000
Other Noncurrent Assets
Property, Plant and Equipment [Line Items]
Impairment of long term contractual agreement											824,982
Customer relationships
Property, Plant and Equipment [Line Items]
Impairment of intangible											256,666
Flowback equipment
Property, Plant and Equipment [Line Items]
Asset impairment charges									1,384,751		0
Drilling Rigs
Property, Plant and Equipment [Line Items]
Asset impairment charges									347,547		8,917,240
Fluid storage equipment
Property, Plant and Equipment [Line Items]
Asset impairment charges									0		957,218
Other property, plant and equipment
Property, Plant and Equipment [Line Items]
Asset impairment charges									$ 138,587		$ 0

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.
[2]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.